Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

YieldMax® BABA Option Income Strategy ETF (BABO)

YieldMax® CVNA Option Income Strategy ETF (CVNY)

YieldMax® DKNG Option Income Strategy ETF (DRAY)

YieldMax® HOOD Option Income Strategy ETF (HOOY)

YieldMax® JD Option Income Strategy ETF (JDY)

YieldMax® MARA Option Income Strategy ETF (MARO)

YieldMax® PDD Option Income Strategy ETF (PDDY)

YieldMax® PLTR Option Income Strategy ETF (PLTY)

YieldMax® RBLX Option Income Strategy ETF (RBLY)

YieldMax® SHOP Option Income Strategy ETF (SHOY)

YieldMax® SMCI Option Income Strategy ETF (SMCY)

YieldMax® TSM Option Income Strategy ETF (TSMY)

Each listed on NYSE Arca, Inc.

October 14, 2025

Supplement to the Prospectus and
Statement of Additional Information (“SAI”),
each dated February 28, 2025,
and where applicable a Fund’s Summary Prospectus

Effective immediately, all references in the Funds’ summary prospectuses, prospectus and SAI to the frequency of the Funds’ payment of income distributions are hereby changed to reflect that the Funds will seek to make such distributions on a weekly basis.

Please retain this Supplement for future reference.